Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Accumulated Other Comprehensive Loss	Dec. 31, 2011 Accumulated Other Comprehensive Loss
Cash flows hedges unrealized loss				$ (16,360)	$ (22,904)
Cash flows hedges realized loss	6,544	3,272		(29,809)	(30,326)
Actuarial pension gain	101	140		2,205	2,104
Total	$ (43,964)		$ (51,126)